Segment Information - Summary of Operating Segments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Sales revenues	¥ 48,036,704	¥ 45,095,325	¥ 37,154,298
Operating expenses	43,241,118	39,742,390	34,429,273
Operating income	4,795,586	5,352,934	2,725,025
Total assets	93,601,350	90,114,296	74,303,180
Investments accounted for using the equity method	5,798,051	5,710,106	5,227,345
Depreciation and amortization	2,251,233	2,087,066	2,039,904
Capital expenditures	5,991,268	4,848,042	3,496,219
Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	43,199,865	41,266,204	33,820,000
Operating expenses	39,259,587	36,644,729	31,639,363
Operating income	3,940,278	4,621,475	2,180,637
Total assets	30,117,987	29,351,344	26,321,858
Investments accounted for using the equity method	5,201,784	5,114,364	4,717,231
Depreciation and amortization	1,378,107	1,268,479	1,205,687
Capital expenditures	2,193,872	2,011,361	1,688,114
Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	4,481,180	3,484,198	2,809,647
Operating expenses	3,797,661	2,914,175	2,372,131
Operating income	683,519	570,023	437,516
Total assets	46,770,786	43,834,183	35,525,441
Investments accounted for using the equity method	112,640	110,308	92,903
Depreciation and amortization	838,167	784,013	799,156
Capital expenditures	3,687,890	2,763,931	1,786,373
All other [Member]
Disclosure of operating segments [line items]
Sales revenues	1,447,114	1,368,164	1,224,943
Operating expenses	1,265,920	1,192,923	1,121,492
Operating income	181,194	175,241	103,451
Total assets	2,884,421	3,011,363	2,946,994
Investments accounted for using the equity method	309,121	282,888	272,752
Depreciation and amortization	34,958	34,574	35,062
Capital expenditures	100,941	103,242	38,748
Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of operating segments [line items]
Sales revenues	(1,091,455)	(1,023,242)	(700,293)
Operating expenses	(1,082,050)	(1,009,437)	(703,713)
Operating income	(9,405)	(13,805)	3,420
Total assets	13,828,157	13,917,406	9,508,887
Investments accounted for using the equity method	174,505	202,546	144,460
Capital expenditures	8,565	(30,492)	(17,015)
Revenues from external customers [Member]
Disclosure of operating segments [line items]
Sales revenues	48,036,704	45,095,325	37,154,298
Revenues from external customers [Member] | Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	42,996,299	41,080,731	33,776,870
Revenues from external customers [Member] | Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	4,437,827	3,447,195	2,786,679
Revenues from external customers [Member] | All other [Member]
Disclosure of operating segments [line items]
Sales revenues	602,578	567,399	590,749
Inter-segment revenues and transfers [Member] | Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	203,566	185,473	43,131
Inter-segment revenues and transfers [Member] | Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	43,353	37,003	22,968
Inter-segment revenues and transfers [Member] | All other [Member]
Disclosure of operating segments [line items]
Sales revenues	844,536	800,766	634,194
Inter-segment revenues and transfers [Member] | Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of operating segments [line items]
Sales revenues	¥ (1,091,455)	¥ (1,023,242)	¥ (700,293)